Consolidated Statements of Cash Flows (Parenthetical)	Dec. 31, 2015
12% Senior Secured Notes [Member]
Debt instrument, interest rate	12.00%
7.75% Senior Secured Notes [Member]
Debt instrument, interest rate	7.75%